Equity Incentive Plan - Summary of Stock Based Compensation Expense Regarding its Employees and Nonemployees (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Anaptys Bio' s Two Thousand Seventeen Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 1,472	$ 15,402	$ 12,975	$ 7,656	$ 32,300	$ 26,827
First Tracks Equity Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	6,847
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense | Anaptys Bio' s Two Thousand Seventeen Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	738	6,344	7,695	3,036	14,702	13,042
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense | First Tracks Equity Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	3,251
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense | Anaptys Bio' s Two Thousand Seventeen Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	734	$ 9,058	$ 5,280	$ 4,620	$ 17,598	$ 13,785
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense | First Tracks Equity Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 3,596